UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Tax Managed
Stock Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Tax Managed Stock Fund

1.889799.103

ATMG-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.5%
TRW Automotive Holdings Corp. (a)	9,400	$ 369,420
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	11,100	359,751
Cracker Barrel Old Country Store, Inc.	5,700	357,162
Icahn Enterprises LP rights (a)	35,400	0
Wyndham Worldwide Corp.	10,900	567,345
		1,284,258
Internet & Catalog Retail - 0.9%
Expedia, Inc.	11,300	643,987
Media - 3.1%
Carmike Cinemas, Inc. (a)	22,500	312,750
CBS Corp. Class B	43,900	1,468,894
Valassis Communications, Inc. (a)	15,800	356,290
		2,137,934
Specialty Retail - 5.7%
Bed Bath & Beyond, Inc. (a)	2,800	170,660
Foot Locker, Inc.	11,000	363,220
GNC Holdings, Inc.	9,000	346,770
Home Depot, Inc.	33,200	1,732,376
TJX Companies, Inc.	31,200	1,381,536
		3,994,562
Textiles, Apparel & Luxury Goods - 2.5%
Iconix Brand Group, Inc. (a)(d)	21,800	386,514
PVH Corp.	16,600	1,318,538
		1,705,052
TOTAL CONSUMER DISCRETIONARY		10,135,213
CONSUMER STAPLES - 9.4%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	4,800	380,256
Constellation Brands, Inc. Class A (sub. vtg.) (a)	23,800	671,398
		1,051,654
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	30,700	1,389,175
Food Products - 1.0%
Smithfield Foods, Inc. (a)	17,000	314,500
The J.M. Smucker Co.	4,600	353,280
		667,780
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.7%
Kimberly-Clark Corp.	17,500	$ 1,520,925
Spectrum Brands Holdings, Inc.	10,600	390,398
		1,911,323
Personal Products - 1.3%
Elizabeth Arden, Inc. (a)	20,400	795,804
Prestige Brands Holdings, Inc. (a)	8,388	137,647
		933,451
Tobacco - 0.9%
Imperial Tobacco Group PLC	15,779	613,282
TOTAL CONSUMER STAPLES		6,566,665
ENERGY - 15.3%
Energy Equipment & Services - 4.3%
Ensco PLC Class A	6,200	336,846
Helix Energy Solutions Group, Inc. (a)	44,200	790,296
National Oilwell Varco, Inc.	10,200	737,460
Noble Corp.	20,100	743,700
Transocean Ltd. (United States)	9,100	426,153
		3,034,455
Oil, Gas & Consumable Fuels - 11.0%
Alon USA Energy, Inc.	42,800	467,376
Energy Partners Ltd. (a)	20,100	339,690
HollyFrontier Corp.	32,426	1,212,408
Marathon Oil Corp.	36,500	966,155
Marathon Petroleum Corp.	36,400	1,721,720
Phillips 66	10,300	387,280
Tesoro Corp.	61,900	1,711,535
Valero Energy Corp.	31,900	877,250
		7,683,414
TOTAL ENERGY		10,717,869
FINANCIALS - 12.2%
Commercial Banks - 4.5%
Comerica, Inc.	22,500	679,725
Huntington Bancshares, Inc.	55,300	343,690
U.S. Bancorp	62,200	2,083,701
		3,107,116
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 2.0%
Discover Financial Services	39,600	$ 1,424,016
Diversified Financial Services - 0.8%
KKR Financial Holdings LLC	59,800	545,376
Insurance - 3.0%
AFLAC, Inc.	33,500	1,466,630
Lincoln National Corp.	15,900	318,795
Montpelier Re Holdings Ltd.	16,500	334,290
		2,119,715
Real Estate Investment Trusts - 0.5%
Coresite Realty Corp.	13,800	367,908
Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA (a)	7,600	589,456
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	17,700	349,752
TOTAL FINANCIALS		8,503,339
HEALTH CARE - 13.0%
Biotechnology - 4.8%
Amgen, Inc.	20,000	1,652,000
PDL BioPharma, Inc. (d)	121,100	822,269
Spectrum Pharmaceuticals, Inc. (a)	62,300	871,577
		3,345,846
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (a)	10,200	346,392
ICU Medical, Inc. (a)	3,413	182,015
Natus Medical, Inc. (a)	27,100	334,956
		863,363
Health Care Providers & Services - 1.6%
Community Health Systems, Inc. (a)	31,100	765,371
Omnicare, Inc.	10,200	320,382
		1,085,753
Pharmaceuticals - 5.4%
Merck & Co., Inc.	34,500	1,523,865
Mylan, Inc. (a)	31,300	720,839
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	18,400	$ 877,020
Watson Pharmaceuticals, Inc. (a)	8,800	684,904
		3,806,628
TOTAL HEALTH CARE		9,101,590
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.0%
Textron, Inc.	52,900	1,378,045
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	13,400	387,662
Unifirst Corp. Massachusetts	5,500	344,410
		732,072
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. (a)	9,400	362,558
Quanta Services, Inc. (a)	14,700	337,953
		700,511
Machinery - 2.8%
AGCO Corp. (a)	7,800	341,952
Ingersoll-Rand PLC	8,600	364,726
Manitowoc Co., Inc. (d)	33,200	398,400
Terex Corp. (a)	18,100	352,950
Timken Co.	13,100	474,220
		1,932,248
Professional Services - 1.0%
Equifax, Inc.	7,700	360,668
Kforce, Inc. (a)	26,700	308,919
		669,587
Road & Rail - 1.0%
Con-way, Inc.	19,900	708,838
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc. (a)	9,400	132,728
TOTAL INDUSTRIALS		6,254,029
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	154,400	767,368
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	73,700	$ 1,344,288
Electronic Equipment & Components - 1.1%
Flextronics International Ltd. (a)	63,900	409,599
Vishay Intertechnology, Inc. (a)	34,500	340,515
		750,114
Internet Software & Services - 0.7%
Facebook, Inc. Class B (a)(e)	4,250	83,041
Perficient, Inc. (a)	28,200	374,778
		457,819
IT Services - 7.7%
Acxiom Corp. (a)	45,700	766,389
Fidelity National Information Services, Inc.	41,700	1,311,048
Fiserv, Inc. (a)	21,000	1,472,730
TNS, Inc. (a)	4,120	69,752
Total System Services, Inc.	15,200	359,480
WNS Holdings Ltd. sponsored ADR (a)	71,000	685,860
Wright Express Corp. (a)	11,200	721,056
		5,386,315
Semiconductors & Semiconductor Equipment - 0.5%
GT Advanced Technologies, Inc. (a)(d)	71,700	367,104
TOTAL INFORMATION TECHNOLOGY		9,073,008
MATERIALS - 7.6%
Chemicals - 6.1%
Ashland, Inc.	5,300	373,067
CF Industries Holdings, Inc.	8,700	1,703,112
Eastman Chemical Co.	6,900	360,732
LyondellBasell Industries NV Class A	12,400	552,172
Sherwin-Williams Co.	1,300	174,655
W.R. Grace & Co. (a)	20,000	1,120,800
		4,284,538
Metals & Mining - 1.5%
Commercial Metals Co.	24,800	319,672
Reliance Steel & Aluminum Co.	7,000	360,360
Steel Dynamics, Inc.	28,000	360,920
		1,040,952
TOTAL MATERIALS		5,325,490
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	17,200	$ 714,488
UTILITIES - 4.4%
Electric Utilities - 2.3%
Cleco Corp.	7,900	345,704
NextEra Energy, Inc.	4,900	347,410
PNM Resources, Inc.	42,200	877,760
		1,570,874
Independent Power Producers & Energy Traders - 1.1%
The AES Corp. (a)	64,100	773,046
Multi-Utilities - 1.0%
CMS Energy Corp.	14,200	350,172
Sempra Energy	5,000	352,050
		702,222
TOTAL UTILITIES		3,046,142
TOTAL COMMON STOCKS (Cost $63,694,592)		69,437,833
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.17% (b)	2,143,841	2,143,841
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,795,512	1,795,512
TOTAL MONEY MARKET FUNDS (Cost $3,939,353)		3,939,353
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $67,633,945)		73,377,186
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(3,512,723)
NET ASSETS - 100%		$ 69,864,463
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $83,041 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 106,279
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,462
Fidelity Securities Lending Cash Central Fund	7,735
Total	$ 10,197
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,135,213	$ 10,135,213	$ -	$ -
Consumer Staples	6,566,665	6,566,665	-	-
Energy	10,717,869	10,717,869	-	-
Financials	8,503,339	8,503,339	-	-
Health Care	9,101,590	9,101,590	-	-
Industrials	6,254,029	6,254,029	-	-
Information Technology	9,073,008	8,989,967	83,041	-
Materials	5,325,490	5,325,490	-	-
Telecommunication Services	714,488	714,488	-	-
Utilities	3,046,142	3,046,142	-	-
Money Market Funds	3,939,353	3,939,353	-	-
Total Investments in Securities:	$ 73,377,186	$ 73,294,145	$ 83,041	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $67,823,313. Net unrealized appreciation aggregated $5,553,873, of which $6,752,680 related to appreciated investment securities and $1,198,807 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

July 31, 2012

1.804882.108

TMG-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.5%
TRW Automotive Holdings Corp. (a)	9,400	$ 369,420
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	11,100	359,751
Cracker Barrel Old Country Store, Inc.	5,700	357,162
Icahn Enterprises LP rights (a)	35,400	0
Wyndham Worldwide Corp.	10,900	567,345
		1,284,258
Internet & Catalog Retail - 0.9%
Expedia, Inc.	11,300	643,987
Media - 3.1%
Carmike Cinemas, Inc. (a)	22,500	312,750
CBS Corp. Class B	43,900	1,468,894
Valassis Communications, Inc. (a)	15,800	356,290
		2,137,934
Specialty Retail - 5.7%
Bed Bath & Beyond, Inc. (a)	2,800	170,660
Foot Locker, Inc.	11,000	363,220
GNC Holdings, Inc.	9,000	346,770
Home Depot, Inc.	33,200	1,732,376
TJX Companies, Inc.	31,200	1,381,536
		3,994,562
Textiles, Apparel & Luxury Goods - 2.5%
Iconix Brand Group, Inc. (a)(d)	21,800	386,514
PVH Corp.	16,600	1,318,538
		1,705,052
TOTAL CONSUMER DISCRETIONARY		10,135,213
CONSUMER STAPLES - 9.4%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	4,800	380,256
Constellation Brands, Inc. Class A (sub. vtg.) (a)	23,800	671,398
		1,051,654
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	30,700	1,389,175
Food Products - 1.0%
Smithfield Foods, Inc. (a)	17,000	314,500
The J.M. Smucker Co.	4,600	353,280
		667,780
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.7%
Kimberly-Clark Corp.	17,500	$ 1,520,925
Spectrum Brands Holdings, Inc.	10,600	390,398
		1,911,323
Personal Products - 1.3%
Elizabeth Arden, Inc. (a)	20,400	795,804
Prestige Brands Holdings, Inc. (a)	8,388	137,647
		933,451
Tobacco - 0.9%
Imperial Tobacco Group PLC	15,779	613,282
TOTAL CONSUMER STAPLES		6,566,665
ENERGY - 15.3%
Energy Equipment & Services - 4.3%
Ensco PLC Class A	6,200	336,846
Helix Energy Solutions Group, Inc. (a)	44,200	790,296
National Oilwell Varco, Inc.	10,200	737,460
Noble Corp.	20,100	743,700
Transocean Ltd. (United States)	9,100	426,153
		3,034,455
Oil, Gas & Consumable Fuels - 11.0%
Alon USA Energy, Inc.	42,800	467,376
Energy Partners Ltd. (a)	20,100	339,690
HollyFrontier Corp.	32,426	1,212,408
Marathon Oil Corp.	36,500	966,155
Marathon Petroleum Corp.	36,400	1,721,720
Phillips 66	10,300	387,280
Tesoro Corp.	61,900	1,711,535
Valero Energy Corp.	31,900	877,250
		7,683,414
TOTAL ENERGY		10,717,869
FINANCIALS - 12.2%
Commercial Banks - 4.5%
Comerica, Inc.	22,500	679,725
Huntington Bancshares, Inc.	55,300	343,690
U.S. Bancorp	62,200	2,083,701
		3,107,116
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 2.0%
Discover Financial Services	39,600	$ 1,424,016
Diversified Financial Services - 0.8%
KKR Financial Holdings LLC	59,800	545,376
Insurance - 3.0%
AFLAC, Inc.	33,500	1,466,630
Lincoln National Corp.	15,900	318,795
Montpelier Re Holdings Ltd.	16,500	334,290
		2,119,715
Real Estate Investment Trusts - 0.5%
Coresite Realty Corp.	13,800	367,908
Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA (a)	7,600	589,456
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	17,700	349,752
TOTAL FINANCIALS		8,503,339
HEALTH CARE - 13.0%
Biotechnology - 4.8%
Amgen, Inc.	20,000	1,652,000
PDL BioPharma, Inc. (d)	121,100	822,269
Spectrum Pharmaceuticals, Inc. (a)	62,300	871,577
		3,345,846
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (a)	10,200	346,392
ICU Medical, Inc. (a)	3,413	182,015
Natus Medical, Inc. (a)	27,100	334,956
		863,363
Health Care Providers & Services - 1.6%
Community Health Systems, Inc. (a)	31,100	765,371
Omnicare, Inc.	10,200	320,382
		1,085,753
Pharmaceuticals - 5.4%
Merck & Co., Inc.	34,500	1,523,865
Mylan, Inc. (a)	31,300	720,839
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	18,400	$ 877,020
Watson Pharmaceuticals, Inc. (a)	8,800	684,904
		3,806,628
TOTAL HEALTH CARE		9,101,590
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.0%
Textron, Inc.	52,900	1,378,045
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	13,400	387,662
Unifirst Corp. Massachusetts	5,500	344,410
		732,072
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. (a)	9,400	362,558
Quanta Services, Inc. (a)	14,700	337,953
		700,511
Machinery - 2.8%
AGCO Corp. (a)	7,800	341,952
Ingersoll-Rand PLC	8,600	364,726
Manitowoc Co., Inc. (d)	33,200	398,400
Terex Corp. (a)	18,100	352,950
Timken Co.	13,100	474,220
		1,932,248
Professional Services - 1.0%
Equifax, Inc.	7,700	360,668
Kforce, Inc. (a)	26,700	308,919
		669,587
Road & Rail - 1.0%
Con-way, Inc.	19,900	708,838
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc. (a)	9,400	132,728
TOTAL INDUSTRIALS		6,254,029
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	154,400	767,368
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	73,700	$ 1,344,288
Electronic Equipment & Components - 1.1%
Flextronics International Ltd. (a)	63,900	409,599
Vishay Intertechnology, Inc. (a)	34,500	340,515
		750,114
Internet Software & Services - 0.7%
Facebook, Inc. Class B (a)(e)	4,250	83,041
Perficient, Inc. (a)	28,200	374,778
		457,819
IT Services - 7.7%
Acxiom Corp. (a)	45,700	766,389
Fidelity National Information Services, Inc.	41,700	1,311,048
Fiserv, Inc. (a)	21,000	1,472,730
TNS, Inc. (a)	4,120	69,752
Total System Services, Inc.	15,200	359,480
WNS Holdings Ltd. sponsored ADR (a)	71,000	685,860
Wright Express Corp. (a)	11,200	721,056
		5,386,315
Semiconductors & Semiconductor Equipment - 0.5%
GT Advanced Technologies, Inc. (a)(d)	71,700	367,104
TOTAL INFORMATION TECHNOLOGY		9,073,008
MATERIALS - 7.6%
Chemicals - 6.1%
Ashland, Inc.	5,300	373,067
CF Industries Holdings, Inc.	8,700	1,703,112
Eastman Chemical Co.	6,900	360,732
LyondellBasell Industries NV Class A	12,400	552,172
Sherwin-Williams Co.	1,300	174,655
W.R. Grace & Co. (a)	20,000	1,120,800
		4,284,538
Metals & Mining - 1.5%
Commercial Metals Co.	24,800	319,672
Reliance Steel & Aluminum Co.	7,000	360,360
Steel Dynamics, Inc.	28,000	360,920
		1,040,952
TOTAL MATERIALS		5,325,490
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	17,200	$ 714,488
UTILITIES - 4.4%
Electric Utilities - 2.3%
Cleco Corp.	7,900	345,704
NextEra Energy, Inc.	4,900	347,410
PNM Resources, Inc.	42,200	877,760
		1,570,874
Independent Power Producers & Energy Traders - 1.1%
The AES Corp. (a)	64,100	773,046
Multi-Utilities - 1.0%
CMS Energy Corp.	14,200	350,172
Sempra Energy	5,000	352,050
		702,222
TOTAL UTILITIES		3,046,142
TOTAL COMMON STOCKS (Cost $63,694,592)		69,437,833
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.17% (b)	2,143,841	2,143,841
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,795,512	1,795,512
TOTAL MONEY MARKET FUNDS (Cost $3,939,353)		3,939,353
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $67,633,945)		73,377,186
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(3,512,723)
NET ASSETS - 100%		$ 69,864,463
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $83,041 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 106,279
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,462
Fidelity Securities Lending Cash Central Fund	7,735
Total	$ 10,197
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,135,213	$ 10,135,213	$ -	$ -
Consumer Staples	6,566,665	6,566,665	-	-
Energy	10,717,869	10,717,869	-	-
Financials	8,503,339	8,503,339	-	-
Health Care	9,101,590	9,101,590	-	-
Industrials	6,254,029	6,254,029	-	-
Information Technology	9,073,008	8,989,967	83,041	-
Materials	5,325,490	5,325,490	-	-
Telecommunication Services	714,488	714,488	-	-
Utilities	3,046,142	3,046,142	-	-
Money Market Funds	3,939,353	3,939,353	-	-
Total Investments in Securities:	$ 73,377,186	$ 73,294,145	$ 83,041	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $67,823,313. Net unrealized appreciation aggregated $5,553,873, of which $6,752,680 related to appreciated investment securities and $1,198,807 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012